Document and Entity Information	Jan. 18, 2022
Cover [Abstract]
Entity Registrant Name	8X8 INC /DE/
Amendment Flag	true
Entity Central Index Key	0001023731
Document Type	8-K/A
Document Period End Date	Jan. 18, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-38312
Entity Tax Identification Number	77-0142404
Entity Address, Address Line One	675 Creekside Way
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	(408)
Local Phone Number	727-1885
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	EGHT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 18, 2022, pursuant to the Agreement and Plan of Merger, dated November 30, 2021, by and among 8x8, Inc., a Delaware corporation (the “Company”), Eagle Merger Sub, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“Merger Sub”), Fuze, Inc. (“Fuze”) and Shareholder Representative Services LLC, as the Seller Agent (the “Seller Agent”), Merger Sub merged with and into Fuze (the “Merger”), with Fuze surviving such Merger as a wholly owned subsidiary of the Company. This Current Report on Form 8-K/A amends and supplements Item 9.01 of the Current Report on Form 8-K filed with the Securities and Exchange Commission on January 18, 2022, related to the completion of the Merger (the “Original Form 8-K”). The purpose of this amendment is to provide certain historical financial statements for Fuze and certain pro forma financial information in connection with the Merger. Except as set forth herein, no modifications have been made to the information contained in the Original Form 8-K.